Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
The provision for income tax expense consists of the following for the years ended December 31:

(Dollars in thousands)	2017	2016	2015
Current expense	$84,827	$103,335	$67,025
Deferred expense (benefit)	71,257	(16,654)	4,551
Tax credits	(10,845)	(7,112)	(11,268)
Amortization on qualified affordable housing tax credits	5,227	4,185	2,023
Tax benefits attributable to items charged to equity and goodwill	—	1,439	1,763
	$150,466	$85,193	$64,094

There was a balance receivable of $4.5 million and a balance payable of $2 million for federal and state income taxes at December 31, 2017 and 2016, respectively. The provision for federal income taxes differs from the amount computed by applying the federal income tax statutory rate of 35 percent on income before income tax expense as indicated in the following analysis for the years ended December 31:

(Dollars in thousands)	2017	2016	2015
Federal tax based on statutory rate	$102,508	$95,189	$72,428
Increase (decrease) resulting from:
Effect of tax-exempt income	(9,435)	(8,203)	(6,919)
Interest and other nondeductible expenses	9,605	3,250	5,899
State taxes, net of federal benefit	6,970	4,770	3,955
Tax credits	(10,845)	(7,112)	(11,268)
Amortization on qualified affordable housing tax credits	5,227	4,185	2,023
Other (1)	46,436	(6,886)	(2,024)
	$150,466	$85,193	$64,094
Effective tax rate	51.4%	31.3%	31.0%

(1) The composition of other items resulting in a net tax expense of $46.4 million for the year ending December 31, 2017 included $51.0 million related to the estimated net impact from the remeasurement of deferred tax assets and liabilities as a result of the passage of the Tax Cuts and Jobs Act (the "Tax Act") in December 2017. This was partially offset by $3.0 million related to equity based compensation, $1.0 million resulting from the reversal of a prior year deferred tax asset impairment, and a $600 thousand benefit due to a deferred REIT distribution.
The net deferred tax asset at December 31 is as follows:

(Dollars in thousands)	2017	2016
Deferred tax asset:
NOL carryforward	$8,364	$19,584
Allowance for credit losses	38,402	58,036
Deferred compensation	5,876	10,852
Basis difference in acquired assets and liabilities	43,391	32,957
Unrealized loss on securities available for sale	12,198	14,019
OREO	2,639	4,498
Other	22,719	14,720
	133,589	154,666
Deferred tax liability:
Basis difference in acquired assets and liabilities	(31,309)	(13,150)
FHLB stock	(300)	(270)
Premises and equipment	(3,723)	(6,132)
Acquisition intangibles	(8,151)	(8,134)
Deferred loan costs	(3,114)	(4,702)
Other	(4,885)	(9,196)
	(51,482)	(41,584)
Net deferred tax asset	$82,107	$113,082

Net operating loss carryforwards arising from acquisitions during 2015 expire over a 20-year period and will be utilized subject to annual Internal Revenue Code Section 382 limitations. No benefit was recognized at acquisition for net operating losses that will expire unused due to the IRS limitations.
The Company determined that the net deferred tax asset is more likely than not to be realized based on an assessment of all available positive and negative evidence, and therefore no valuation allowance has been recorded as of December 31, 2017 or 2016.
The Company does not believe it has any unrecognized tax benefits included in its consolidated financial statements. The Company has not had any settlements in the current period with taxing authorities, nor has it recognized tax benefits as a result of a lapse of the applicable statute of limitations.
During the year ended December 31, 2017, an immaterial amount of interest and penalty expense associated with one state filing jurisdiction was recorded. During the years ended December 31, 2016 and 2015, the Company did not recognize any interest or penalties in its consolidated financial statements.

On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act (the "Tax Act") into law. Under ASC 740, the effects of changes in tax rates and laws are recognized in the period in which the new legislation is enacted. In the case of U.S. federal income taxes, the enactment date is the date the bill becomes law (i.e., upon presidential signature). Among other provisions, the most significant to the Company is the reduction of the corporate income tax rate from 35% to 21%. With respect to the legislation, the Company recognized a provisional one-time increase in tax expense of $51.0 million due to a re-measurement of deferred tax assets and liabilities resulting from the decrease in the corporate income tax rate. This one-time provision increased the 2017 effective tax rate by 17.4% from 34.0% to 51.4%. The Company is in the process of analyzing certain aspects of the Tax Act, obtaining additional information, and refining its calculations, which could potentially affect the measurement of these balances. Information which could result in adjustment to the provisional amount includes, but is not limited to, provisional deferred tax amounts acquired in the Sabadell United acquisition, elections or changes in IRS tax methods, and further analysis of tax positions. Consistent with the guidance provided under ASC 740, the Company recorded impacts from enactment of the Tax Act in the fourth quarter of 2017 subject to Staff Accounting Bulletin 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act ("SAB 118"). SAB 118 provides a measurement period not to extend beyond one year of the enactment date to adjust the accounting for certain elements of the tax reform.

In addition, the Company early adopted ASU No. 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, for the fiscal year ending December 31, 2017, which allowed a one-time reclassification of $8.1 million from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Act.